Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock
Par Value	$ 0.0001	$ 0.0001
Shares Authorized	10,000,000	10,000,000
Shares Issued	0	0
Shares Outstanding	0	0
Convertible Preferred Stock [Member]
Convertible Preferred Stock
Par Value	$ 0.0001	$ 0.0001
Shares Authorized	0	0
Shares Issued	0	0
Shares Outstanding	0	0
Class A [Member]
Common Stock
Par Value	$ 0.0001	$ 0.0001
Shares Authorized	200,000,000	200,000,000
Shares Issued	54,517,785	58,862,574
Shares Outstanding	54,517,785	58,862,574
Shares Subject to Repurchase	0	0
Class B [Member]
Common Stock
Par Value	$ 0.0001	$ 0.0001
Shares Authorized	800,000,000	800,000,000
Shares Issued	41,100,307	32,328,809
Shares Outstanding	41,100,307	32,328,809